Annual Fund Operating Expenses	Jun. 27, 2025
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.10%
Acquired Fund Fees and Expenses	0.26%	[1]
Expenses (as a percentage of Assets)	2.56%	[1]
Fee Waiver or Reimbursement	(1.00%)	[2]
Net Expenses (as a percentage of Assets)	1.56%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2026
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	1.10%
Acquired Fund Fees and Expenses	0.26%	[1]
Expenses (as a percentage of Assets)	3.31%	[1]
Fee Waiver or Reimbursement	(1.00%)	[2]
Net Expenses (as a percentage of Assets)	2.31%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2026
Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.10%
Acquired Fund Fees and Expenses	0.26%	[1]
Expenses (as a percentage of Assets)	2.31%	[1]
Fee Waiver or Reimbursement	(1.00%)	[2]
Net Expenses (as a percentage of Assets)	1.31%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2026

[1]	Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund because of its investments in investment companies and other pooled investment vehicles. The Operating Expenses in this fee table do not correlate to the expenses ratio to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the Fund’s operating expenses and does not include Acquired Fund Fees and Expenses.
[2]	Stringer Asset Management, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (but excluding interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.05% until and through at least June 30, 2026. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within three years from the date of the waiver or reimbursement, provided the Fund can make the payment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of recoupment. The current contractual agreement cannot be terminated before at least one year after the effective date without the Board of Trustees’ approval.